RESTRUCTURING AND OTHER EXPENSE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of restructuring cost activity

The following table summarizes the activity for the 2016 Restructuring Plan during 2017:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Accrual balance at December 31, 2016	$102,119	$8,397	$110,516
Restructuring charges	140,071	1,007	141,078
Payments and other	(92,905)	(3,833)	(96,738)
Accrual balance at September 30, 2017	$149,285	$5,571	$154,856

        The following table summarizes the activity for the 2016 Restructuring Plan:

	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Restructuring charges	$215,420	$11,157	$226,577
Payments and other	(113,301)	(2,760)	(116,061)

Accrual balance at December 31, 2016	$102,119	$8,397	$110,516